Exchange rate effects	12 Months Ended
Dec. 31, 2018
Exchange rate effects
Exchange rate effects

Note 3 Exchange rate effects

The consolidated balance sheet and income statement are affected by fluctuations in subsidiaries’ currencies against the Swedish krona. Revenues and operating profit are distributed among the following currencies.

	Revenue
	2018		2017		2016
SEK	16,765	71%	15,336	71%	12,503	69%
EUR	5,010	21%	4,443	21%	4,094	23%
HRK	1,929	8%	1,687	8%	1,534	8%
Total	23,704	100%	21,466	100%	18,131	100%

	Operating profit
	2018		2017		2016
SEK	2,040	55%	2,272	65%	2,124	68%
EUR	1,250	33%	1,196	35%	978	31%
HRK	460	12%	1	0%	31	1%
Total	3,750	100%	3,469	100%	3,133	100%

Net assets per currency is presented in Note 2.

A  five percent currency movement of all currencies against the Swedish krona would affect the Group’s revenues and operating profit/loss on an annual basis by SEK 347 (2017: 307 and 2016: 281) million and SEK 85 (2017: 60 and 2016: 50) million, respectively.

Exchange rate differences which arise in operations are reported in the income statement and totals to the following amounts.

	2018	2017	2016
Other operating income	77	30	34
Other operating expenses	(100)	(38)	(24)
Other financial items	(8)	14	(2)
Total exchange rate differences in income statement	(31)	6	8